Intangible Assets and Goodwill - Detailed Information of Intangible assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disposals		$ (476)
Intangible assets and goodwill, net	$ 738,145	884,411
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, net	23,752	27,682
Trade Names
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, net	490	1,405
Permit Application Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, net	1,130	1,473
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, net	381,507	404,307
Other Intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, net	711	2,777
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, net	330,555	446,767
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	903,258	665,287
Additions	3,106	6,171
Additions from acquisitions		556,141
Impairment	(138,824)	(321,234)
Measurement period adjustments	(188)	(2,631)
Disposals		(476)
Ending balance	767,352	903,258
Gross carrying amount | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	31,879	70,529
Additions	0	0
Additions from acquisitions		24,250
Impairment	0	(62,900)
Measurement period adjustments	0	0
Disposals		0
Ending balance	31,879	31,879
Gross carrying amount | Trade Names
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	2,100	39,700
Additions	0	0
Additions from acquisitions		1,400
Impairment	0	(39,000)
Measurement period adjustments	0	0
Disposals		0
Ending balance	2,100	2,100
Gross carrying amount | Permit Application Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	11,921	8,752
Additions	3,106	3,169
Additions from acquisitions		0
Impairment	0	0
Measurement period adjustments	0	0
Disposals		0
Ending balance	15,027	11,921
Gross carrying amount | Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	404,307	89,347
Additions	0	0
Additions from acquisitions		317,200
Impairment	(21,800)	0
Measurement period adjustments	(1,000)	(2,240)
Disposals		0
Ending balance	381,507	404,307
Gross carrying amount | Other Intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	6,284	6,390
Additions	0	3,002
Additions from acquisitions		1,151
Impairment	0	(3,783)
Measurement period adjustments	0	0
Ending balance	6,284	6,284
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	446,767	450,569
Additions	0	0
Additions from acquisitions		212,140
Impairment	(117,024)	(215,551)
Measurement period adjustments	812	(391)
Disposals		0
Ending balance	330,555	446,767
Accumulated depreciation and amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(18,847)	(19,177)
Disposals	0	95
Amortization	(10,360)	235
Ending balance	(29,207)	(18,847)
Accumulated depreciation and amortisation | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(4,197)	(5,129)
Disposals	0	0
Amortization	(3,930)	932
Ending balance	(8,127)	(4,197)
Accumulated depreciation and amortisation | Trade Names
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(695)	(3,970)
Disposals	0	0
Amortization	(915)	3,275
Ending balance	(1,610)	(695)
Accumulated depreciation and amortisation | Permit Application Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(10,448)	(7,118)
Disposals	0	0
Amortization	(3,449)	(3,330)
Ending balance	(13,897)	(10,448)
Accumulated depreciation and amortisation | Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	0	0
Disposals	0	0
Amortization	0	0
Ending balance	0	0
Accumulated depreciation and amortisation | Other Intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(3,507)	(2,960)
Disposals	0	95
Amortization	(2,066)	(642)
Ending balance	(5,573)	(3,507)
Accumulated depreciation and amortisation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	0	0
Disposals	0	0
Amortization	0	0
Ending balance	$ 0	$ 0